Other Operating Expense - Schedule of Other Operating Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Operating Expense [Abstract]
Taxes, duties and penalties	$ (41,883)	$ (62,263)
Miscellaneous expenses	(30,834)	(31,944)	(38,985)
Total other operating expense	$ (72,717)	$ (94,207)	$ (38,985)